Employee Benefit Plans (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Discount Rate [Member]
Defined Benefit Plan Liability Increase Decrease (Line Items)
0.5% Increase	$ (76,765)
0.5% Decrease	88,257
Rate of Compensation Increase [Member]
Defined Benefit Plan Liability Increase Decrease (Line Items)
0.5% Increase	10,266
0.5% Decrease	(10,164)
Rate Of Pension Increase [Member]
Defined Benefit Plan Liability Increase Decrease (Line Items)
0.5% Increase	28,010
0.5% Decrease	$ (25,325)